Capital Stock - Summary of Common Stock Issued and Outstanding (Detail)	0 Months Ended	12 Months Ended
	Nov. 18, 2014	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Legacy Shareholders	535,685	6,769,106	7,448,389	535,685
Common stock, issued	6,769,106	6,769,106	7,448,389	535,685
IPO [Member]
Legacy Shareholders	6,769,106
Common stock, issued	6,769,106
2014 Convertible Promissory Notes [Member] | IPO [Member]
Debt conversion, shares issued	552,105
Units [Member] | IPO [Member]
Issued in connection with the IPO	1,650,000	1,650,000
Units [Member] | 2014 Convertible Promissory Notes [Member]
Debt conversion, shares issued	552,105
Units [Member] | 2014 Convertible Promissory Notes [Member] | IPO [Member]
Debt conversion, shares issued		552,105
Common Stock [Member]
Issued in connection with the IPO		1,650,000
Common stock issued upon conversion of convertible preferred stock	865,429
Common Stock [Member] | IPO [Member]
Issued in connection with the IPO		1,650,000
Common stock issued upon conversion of convertible preferred stock	865,429	865,429
Common Stock [Member] | 2014 Convertible Promissory Notes [Member]
Common stock issued upon conversion of convertible preferred stock		552,105
Common Stock [Member] | 2014 Convertible Promissory Notes [Member] | IPO [Member]
Debt conversion, shares issued		552,105
Common Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Common stock issued upon conversion of convertible preferred stock		3,165,887
Common Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member]
Debt conversion, shares issued	3,165,887	3,165,887